PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Sensitivity analysis for actuarial assumptions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	R$ 3,324,512	R$ 2,912,227
Discount rate
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Defined benefit liability, discounted to present value at current rate	R$ 3,324,512
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	3,153,897
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	R$ 3,513,031
Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Defined benefit liability, discounted to present value at current rate	R$ 3,324,512
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	3,546,996
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	3,146,385
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	2,011,355	1,861,651
Post-retirement pension plans | Discount rate
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	2,011,355
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	1,934,817
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	2,093,908
Post-retirement pension plans | Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	2,011,355
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	2,011,355
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	2,011,355
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	1,313,157	R$ 1,050,576
Post-retirement health plans | Discount rate
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	1,313,157
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	1,219,080
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	1,419,123
Post-retirement health plans | Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	1,313,157
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	1,535,641
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	R$ 1,135,030